Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$5,606,743	$31,931,892
Allowance for credit loss	(2,901,234)	(365,047)
Total accounts receivable, net	$2,705,509	$31,566,845

Schedule of Allowance for Doubtful Accounts

Movements of allowance for doubtful accounts are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Beginning balance	$365,047	$945,761	$152,768
Adoption ASU 2016-13	-	365,047	-
Provision	2,602,475	(927,055)	804,613
Write off		-	-
Exchange rate effect	(66,288)	(18,706)	(11,620)
Ending balance	$2,901,234	$365,047	$945,761